SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	0 Months Ended					3 Months Ended		12 Months Ended		0 Months Ended						1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended		2 Months Ended	0 Months Ended
	Sep. 25, 2013	Jun. 03, 2013	May 23, 2013	Mar. 04, 2013	Jan. 10, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Mar. 20, 2015	Feb. 19, 2015	Feb. 11, 2015	Jan. 21, 2015	Dec. 19, 2014	Dec. 08, 2014	Jul. 08, 2014	May 27, 2015 item	May 31, 2015	Jun. 09, 2015	Apr. 23, 2015	Mar. 20, 2015	Feb. 18, 2015	Jan. 30, 2015
Subsequent Event [Line Items]
Number of common stock issued for conversion of convertible securities	1,720,000	25,000	300,000	375,000
Number of shares sold					350,000
Stated value of each share						$ 0.001		$ 0.001	$ 0.001
Exercise price of warrants		$ 0.05	$ 0.10	$ 0.05
Cash fee paid							$ 4,167	$ 1,208,584	$ 30,698
Amount deposited into a restricted account						1,886,887		1,666,652
Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued for conversion of convertible securities										71,429	285,716	514,285	357,142	285,716	71,429
Number of securities converted into common stock										50	200	360	250	200	50
Number of shares sold																4,000
Warrants to acquire shares of common stock issued																500
Stated value of each share						$ 1,000		$ 1,000	$ 1,000
Stock conversion rate																$ 0.70
Exercise price of warrants																$ 1.00
Term of warrants																3 years
Stock options [Member]
Subsequent Event [Line Items]
Number of options granted						1,000,000		1,466,000
Officer [Member] | Stock options [Member]
Subsequent Event [Line Items]
Grants in period, value						272,856
Subsequent Event [Member]
Subsequent Event [Line Items]
Warrants to acquire shares of common stock issued																	3,812,500
Number of accredited investors																	15
Proceeds from issuance of series B convertible preferred stock and warrants																	3,050,000
Exercise price of warrants																	$ 0.50
Term of warrants																	5 years
Cash fee paid																	213,500
Subsequent Event [Member] | Heartland Bank [Member]
Subsequent Event [Line Items]
Accounts payable paid from debt proceeds																		1,970,000
Amount deposited into a restricted account																		757,575
Subsequent Event [Member] | Heartland Bank [Member] | Third Modification and Waiver Agreement [Member]
Subsequent Event [Line Items]
Minimum proceeds under a pending equity raise																		2,735,000
Interest rate																		13.75%
Weekly payments																		110,000
Debt instrument, covenant
(A) fixed charge coverage ratio must be less than (1) 0.7 to 1.0 for the period ending June 30, 2015; (2) 0.65 to 1.0 for the period ending September 30, 2015; (3) 0.71 to 1.0 for the period ending December 31, 2015 and (4) 1.2 to 1.0 for the period ending March 31, 2016 and for each fiscal period ending thereafter; (B) first lien leverage ratio of no greater than (1) 5.20 to 1.0 for the period ending June 30, 2015; (2) 5.06 to 1.0 for the period ending September 30, 2015, (3) 4.65 to 1.0 for the period ending December 31, 2015 and (4) for the period ending March 31, 2016 and for each fiscal period ending thereafter, 2.0 to 1.0 and (C) ratio of EBITDA to interest expense must be less than (1) 2.25 to 1.0 for the period ending June 30, 2015; (2) 1.85 to 1.0 for the period ending September 30, 2015, (3) 2.00 to 1.0 for the period ending December 31, 2015 and (4) for each period ending during calendar year 2016 and each year thereafter, 4.75 to 1.0.

Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Event [Line Items]
Number of common stock issued for conversion of convertible securities																			357,145	71,429	1,228,572
Number of securities converted into common stock																			250	50	860
Subsequent Event [Member] | Series B convertible preferred stock [Member]
Subsequent Event [Line Items]
Number of shares sold																	3,050
Stated value of each share																	$ 1,000
Stock conversion rate																	$ 0.40
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Number of common stock issued for conversion of convertible securities																						359,153
Number of securities converted into common stock																						400,000
Subsequent Event [Member] | Three directors [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options granted													200,000
Grants in period, value													73,589
Vesting period													12 months
Subsequent Event [Member] | Officer [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options granted																							800,000
Grants in period, value																							$ 349,610
Subsequent Event [Member] | Officer [Member] | Vest immediately [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options vested																							500,000
Subsequent Event [Member] | Officer [Member] | Vest upon first fiscal quarter after grant date in which the Company has positive net income [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options vested																							100,000
Subsequent Event [Member] | Officer [Member] | Vest upon second fiscal quarter after grant date in which the Company has positive net income [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options vested																							100,000
Subsequent Event [Member] | Officer [Member] | Vest upon third fiscal quarter after grant date in which the Company has positive net income [Member] | Stock options [Member]
Subsequent Event [Line Items]
Number of options vested																							100,000